OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		$ 23,735	$ 25,512
Non-current assets		2,002	2,998
Total Assets		25,737	28,510
Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	25,080	15,476
Non-current assets	[1]
Total Assets	[1]	25,080	15,476
Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	59,553	114,904
Non-current assets	[2]	123,430	123,784
Total Assets	[2]	182,983	238,688
Total Other Non - Financial Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	108,368	155,892
Non-current assets	[2]	125,432	126,782
Total Assets	[2]	233,800	282,674
Aircraft insurance and other [Member] | Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		12,331	10,137
Total Assets		12,331	10,137
Others [Member] | Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		11,404	15,375
Non-current assets		2,002	2,998
Total Assets		13,406	18,373
GDS costs [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	6,439	4,491
Non-current assets	[1]
Total Assets	[1]	6,439	4,491
Credit Card Commissions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	10,550	6,021
Non-current assets	[1]
Total Assets	[1]	10,550	6,021
Travel agencies commisions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	8,091	4,964
Non-current assets	[1]
Total Assets	[1]	8,091	4,964
Aircraft maintenance reserve [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]		8,613
Non-current assets	[2]
Total Assets	[2]		8,613
Sales tax [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	57,634	102,010
Non-current assets	[2]	33,212	46,210
Total Assets	[2]	90,846	148,220
Other assets [Member] | Other taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	1,661	4,023
Non-current assets	[2]
Total Assets	[2]	1,661	4,023
Other assets [Member] | Contributions to the International Aeronautical Telecommunications Society (“SITA”) [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		258	258
Non-current assets		739	739
Total Assets		997	997
Other assets [Member] | Contributions to Universal Air Travel Plan “UATP” [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets
Non-current assets		20
Total Assets		20
Judicial deposits [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]
Non-current assets	[2]	89,459	76,835
Total Assets	[2]	$ 89,459	$ 76,835

[1]	Movement of Contracts assets:
[2]	Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.